UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2008

Check here if Amendment[ ];       Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Pivot Point Capital Partners, LLC
Address: One Sansome Street, Suite 2900
         San Francisco, CA  94104


13F File Number: 28-12335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anthony P. Brenner
Title: Managing Member
Phone: 415-343-7070

Signature, Place, and Date of Signiture

/s/ Anthony P. Brenner   San Francisco, CA     FEBRUARY 14, 2009
----------------------   -----------------     -----------------
[Signature]              [City, State]         [Date]

Report Type (Check only one.):
[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           14

Form 13 F Information Table Value Total (x$1000): $195,971

List of Other Included Managers: None



FORM 13F INFORMATION TABLE

                                                             VALUE     SHRS OR   SH/  PUT/  INVEST  OTHER  VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP         (x$1000)  PRN AMT   PRN  CALL  DISCR   MNGRS  SOLE    SHARED   NONE

AMEDISYS INC                     COM            023436 10 8   30,149    729,289   SH         SOLE           729,289
AMERICAN REPROGRAPHICS CO        COM            029263 10 0    3,160    458,022   SH         SOLE           458,022
BRADY CORP                       COM            104674 10 6    8,294    346,300   SH         SOLE           346,300
CARTER'S INC                     COM            146229 10 9   21,808  1,132,300   SH         SOLE         1,132,300
FORWARD AIR CORP                 COM            349853 10 1   10,759    443,300   SH         SOLE           443,300
HEARTLAND PMT SYS INC            COM            42235N 10 8   19,859  1,134,823   SH         SOLE         1,134,823
HMS HLDGS CORP                   COM            40425J 10 1   26,477    840,002   SH         SOLE           840,002
KENEXA CORP                      COM            488879 10 7    4,190    525,000   SH         SOLE           525,000
LANDSTAR SYS INC                 COM            515098 10 1   10,015    260,600   SH         SOLE           260,600
PEDIATRIX MED GROUP              COM            705324 10 1   12,642    398,800   SH         SOLE           398,800
PHASE FORWARD INCORPORATED       COM            71721R 40 6   21,070  1,682,903   SH         SOLE         1,682,903
TRUEBLUE INC                     COM            89785X 10 1   13,979  1,460,700   SH         SOLE         1,460,700
UNIVERSAL TECHNICAL INST INC     COM            913915 10 4   12,571    732,152   SH         SOLE           732,152
WRIGHT EXPRESS CORP              COM            98233Q 10 5      998     79,220   SH         SOLE            79,220

